INTANGIBLE ASSETS - Assumptions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period	5 years
Inflation (end of period) (as percent)	54.30%
Inflation (average) (as a percent)	53.30%
Cost of funding (end of period) (as a percent)	61.40%
Cost of funding (average) (as a percent)	65.00%
Loan's interest rate (average)	78.30%
Goodwill impairment	$ 0
Increase in weighted average cost of capital (as a percent)	5.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)		8.50%	10.00%	17.20%	25.30%	44.20%
Inflation (average) (as a percent)		9.10%	13.10%	20.60%	29.30%	54.60%
Cost of funding (end of period) (as a percent)		11.50%	11.50%	15.40%	25.90%	36.80%
Cost of funding (average) (as a percent)		11.50%	13.20%	19.90%	31.40%	45.20%
Loan's interest rate (average)		39.00%	39.20%	41.80%	50.00%	61.00%